SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 99.95%
Austria — 1.34%
1,594,035	Mondi Plc	$27,262,653

Brazil — 5.69%
18,097,683	B3 SA - Brasil Bolsa Balcao	45,280,627
6,971,506	Banco Bradesco SA	17,786,105
16,849	MercadoLibre, Inc.*	14,258,298
8,546,430	Raia Drogasil SA	38,396,007

		115,721,037

Chile — 4.90%
4,595,491	Antofagasta Plc	85,786,821
7,125,231	Falabella SA	13,859,866

		99,646,687

China — 24.26%
146,800	Alibaba Group Holding Ltd., ADR*	12,931,612
4,974,158	Alibaba Group Holding Ltd.*	54,581,005
13,257,906	China Resources Land Ltd.	60,315,098
2,906,268	LONGi Green Energy Technology Co. Ltd., Class A	17,598,570
3,350,164	Midea Group Co. Ltd., Class A	24,862,552
7,448,090	NARI Technology Co. Ltd., Class A	26,029,499
10,425,505	Ping An Insurance Group Co. of China Ltd., Series H	68,492,913
2,700,412	Shenzhen Inovance Technology Co. Ltd., Class A	26,944,320
465,650	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	21,116,191
2,030,475	Sunny Optical Technology Group Co. Ltd.	23,947,191
2,191,468	Tencent Holdings Ltd.	92,919,041
478,062	Yum China Holdings, Inc.	26,126,088
667,900	Yum China Holdings, Inc.	37,295,464

		493,159,544

Hong Kong — 6.08%
6,020,990	AIA Group Ltd.	66,492,150
1,328,840	Hong Kong Exchanges & Clearing Ltd.	57,100,595

		123,592,745

India — 16.23%
1,060,714	Dr Reddy’s Laboratories Ltd.	54,249,066
2,720,951	HDFC Bank Ltd.	53,367,529
2,593,377	Housing Development Finance Corp. Ltd.	82,445,956
3,902,559	Mahindra & Mahindra Ltd.	58,752,005
2,059,632	Tata Consultancy Services Ltd.	80,999,392

		329,813,948

Indonesia — 3.92%
71,370,320	Bank Central Asia Tbk PT	39,135,077
302,391,717	Kalbe Farma Tbk PT	40,595,061

		79,730,138

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Korea — 9.35%
496,470	LG Corp.	$30,741,491
248,186	Samsung Fire & Marine Insurance Co. Ltd.	39,272,976
1,283,957	Shinhan Financial Group Co. Ltd.	35,744,707
1,411,115	SK Hynix, Inc.	84,192,838

		189,952,012

Mexico — 2.97%
772,600	Fomento Economico Mexicano SAB de CV, ADR	60,355,512

Peru — 1.11%
165,660	Credicorp Ltd.	22,473,436

Philippines — 2.05%
2,564,780	SM Investments Corp.	41,595,207

South Africa — 3.30%
2,431,787	Clicks Group Ltd.	38,436,438
3,951,378	Discovery Ltd.*	28,581,671

		67,018,109

Taiwan — 14.45%
2,134,752	Advantech Co. Ltd.	22,857,737
3,236,769	Delta Electronics, Inc.	30,004,816
25,460,255	E.Sun Financial Holding Co. Ltd.	19,880,873
1,100,897	MediaTek, Inc.	22,258,969
2,206,721	President Chain Store Corp.	19,511,080
1,642,600	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	122,357,274
19,250,186	Uni-President Enterprises Corp.	41,667,330
301,981	Voltronic Power Technology Corp.	15,150,903

		293,688,982

Thailand — 1.05%
5,042,998	Kasikornbank Public Co. Ltd., NVDR	21,439,044

Turkey — 0.00%
1	Enka Insaat ve Sanayi AS	1

United Kingdom — 3.25%
1,306,651	Unilever Plc	65,969,988

Total Common Stocks (Cost $2,243,194,973)		2,031,419,043

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Investment Company — 0.06%
1,276,825	U.S. Government Money Market Fund, RBC Institutional Class 1 (a)	$1,276,825

Total Investment Company (Cost $1,276,825)		1,276,825

Total Investments (Cost $2,244,471,798) — 100.01%		$2,032,695,868
Liabilities in excess of other assets — (0.01)%		(194,314)

NET ASSETS — 100.00%		$2,032,501,554

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	29.40%
Information Technology	19.89%
Consumer Staples	13.01%
Consumer Discretionary	11.94%
Industrials	6.91%
Health Care	5.70%
Materials	5.56%
Communication Services	4.57%
Real Estate	2.97%
Other*	0.05%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

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